Assets and Liabilities for insurance and reinsurance contracts - Summary of new insurance contracts issued (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance issued	S/ 12,522,352	S/ 12,205,641
Life Insurance Contracts Issued One [Member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Losses on onerous contracts at initial recognition	22,259	48,857
Life Insurance Contracts Issued One [Member] | Estimate present value of future cash outflows, excluding insurance acquisition cash flows [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance issued	871,097	782,502
Life Insurance Contracts Issued One [Member] | Estimates of insurance acquisition cash flows [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance issued	92,502	90,832
Life Insurance Contracts Issued One [Member] | Estimate of present value of future cash outflows [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance issued	963,599	873,334
Life Insurance Contracts Issued One [Member] | Estimates of present value of future cash inflows [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance issued	(1,224,494)	(1,123,241)
Life Insurance Contracts Issued One [Member] | Risk adjustment [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance issued	13,417	9,441
Life Insurance Contracts Issued One [Member] | Contractual service margin [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance issued	269,737	289,323
Life Insurance Contracts Issued One [Member] | Non-onerous Insurance Contracts [Member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Losses on onerous contracts at initial recognition	0	0
Life Insurance Contracts Issued One [Member] | Non-onerous Insurance Contracts [Member] | Estimate present value of future cash outflows, excluding insurance acquisition cash flows [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance issued	652,557	683,302
Life Insurance Contracts Issued One [Member] | Non-onerous Insurance Contracts [Member] | Estimates of insurance acquisition cash flows [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance issued	75,164	81,957
Life Insurance Contracts Issued One [Member] | Non-onerous Insurance Contracts [Member] | Estimate of present value of future cash outflows [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance issued	727,721	765,259
Life Insurance Contracts Issued One [Member] | Non-onerous Insurance Contracts [Member] | Estimates of present value of future cash inflows [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance issued	(1,008,629)	(1,063,336)
Life Insurance Contracts Issued One [Member] | Non-onerous Insurance Contracts [Member] | Risk adjustment [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance issued	11,171	8,754
Life Insurance Contracts Issued One [Member] | Non-onerous Insurance Contracts [Member] | Contractual service margin [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance issued	269,737	289,323
Life Insurance Contracts Issued One [Member] | Onerous Insurance Contracts [Member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Losses on onerous contracts at initial recognition	22,259	48,857
Life Insurance Contracts Issued One [Member] | Onerous Insurance Contracts [Member] | Estimate present value of future cash outflows, excluding insurance acquisition cash flows [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance issued	218,540	99,200
Life Insurance Contracts Issued One [Member] | Onerous Insurance Contracts [Member] | Estimates of insurance acquisition cash flows [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance issued	17,338	8,875
Life Insurance Contracts Issued One [Member] | Onerous Insurance Contracts [Member] | Estimate of present value of future cash outflows [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance issued	235,878	108,075
Life Insurance Contracts Issued One [Member] | Onerous Insurance Contracts [Member] | Estimates of present value of future cash inflows [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance issued	(215,865)	(59,905)
Life Insurance Contracts Issued One [Member] | Onerous Insurance Contracts [Member] | Risk adjustment [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance issued	2,246	687
Life Insurance Contracts Issued One [Member] | Onerous Insurance Contracts [Member] | Contractual service margin [member]
Disclosure In Tabular Form Of New Insurance Contracts Issued Life Insurance [Line Items]
Life insurance issued	S/ 0	S/ 0